Segments And Nature Of The Business	12 Months Ended
Dec. 31, 2011
Segments And Nature Of The Business [Abstract]
Segments And Nature Of The Business
5.      Segments and Nature of the Business
Our segments include the VITAS segment and the Roto-Rooter segment.  Relative contributions of each segment to service revenues and sales were 73% and 27%, respectively, in 2011 and 72% and 28%, respectively, in 2010.  The vast majority of our service revenues and sales from continuing operations are generated from business within the United States.

The reportable segments have been defined along service lines, which is consistent with the way the businesses are managed. In determining reportable segments, the RRSC and RRC operating units of the Roto-Rooter segment have been aggregated on the basis of possessing similar operating and economic characteristics.  The characteristics of these operating segments and the basis for aggregation are reviewed annually.  Accordingly, the reportable segments are defined as follows:

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The VITAS segment provides hospice services for patients with terminal illnesses.  This type of care is aimed at making the terminally ill patient's end of life as comfortable and pain-free as possible.  Hospice care is typically available to patients who have been initially certified or re-certified as terminally ill (i.e., a prognosis of six months or less) by their attending physician, if any, and the hospice physician.  VITAS offers all levels of hospice care in a given market, including routine home care, inpatient care and continuous care.  Over 90% of VITAS' revenues are derived through the Medicare and Medicaid reimbursement programs.

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The Roto-Rooter segment provides repair and maintenance services to residential and commercial accounts using the Roto-Rooter registered service marks. Such services include plumbing and sewer, drain and pipe cleaning. They are delivered through company-owned and operated territories, independent contractor-operated territories and franchised locations. This segment also manufactures and sells products and equipment used to provide such services.

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We report corporate administrative expenses and unallocated investing and financing income and expense not directly related to either segment as "Corporate".  Corporate administrative expense includes the stewardship, accounting and reporting, legal, tax and other costs of operating a publicly held corporation.  Corporate investing and financing income and expenses include the costs and income associated with corporate debt and investment arrangements.

Segment data for our continuing operations are set forth below (in thousands):

	For the Years Ended December 31,
	2011	2010	2009
Revenues by Type of Service
VITAS
Routine homecare	$718,658	$666,562	$615,408
Continuous care	158,466	153,050	141,272
General inpatient	110,742	105,588	97,356
Estimated BNAF	-	-	1,950
Medicare cap	(1,594)	610	(1,643)
Total segment	986,272	925,810	854,343
Roto-Rooter
Sewer and drain cleaning	138,932	135,704	136,503
Plumbing repair and maintenance	177,363	168,625	151,072
Independent contractors	26,711	22,943	21,620
HVAC repair and maintenance	3,410	4,183	4,031
Other products and services	23,282	23,280	22,667
Total segment	369,698	354,735	335,893
Total service revenues and sales	$1,355,970	$1,280,545	$1,190,236
Aftertax Segment Earnings/(Loss)
VITAS	$80,358	$79,796	$71,696
Roto-Rooter	34,879	31,678	33,040
Total	115,237	111,474	104,736
Corporate	(29,258)	(29,643)	(30,699)
Discontinued operations	-	-	(253)
Net income	$85,979	$81,831	$73,784
Interest Income
VITAS	$4,293	$4,852	$4,581
Roto-Rooter	2,176	2,661	2,587
Total	6,469	7,513	7,168
Corporate	91	175	83
Intercompany eliminations	(6,134)	(7,244)	(6,828)
Total interest income	$426	$444	$423
Interest Expense
VITAS	$229	$131	$374
Roto-Rooter	358	233	186
Total	587	364	560
Corporate	13,301	11,595	11,039
Total interest expense	$13,888	$11,959	$11,599
Income Tax Provision
VITAS	$48,835	$48,601	$43,637
Roto-Rooter	21,353	19,547	20,372
Total	70,188	68,148	64,009
Corporate	(15,611)	(16,148)	(17,426)
Total income tax provision	$54,577	$52,000	$46,583
	For the Years Ended December 31,
	2011	2010	2009
Identifiable Assets
VITAS	$504,677	$531,247	$476,621
Roto-Rooter	212,234	205,601	191,254
Total	716,911	736,848	667,875
Corporate	78,994	93,313	151,595
Total identifiable assets	$795,905	$830,161	$819,470
Additions to Long-Lived Assets
VITAS	$24,298	$17,492	$14,945
Roto-Rooter	9,426	18,035	8,067
Total	33,724	35,527	23,012
Corporate	72	18	448
Total additions to long-lived assets	$33,796	$35,545	$23,460
Depreciation and Amortization
VITAS	$18,480	$18,900	$17,973
Roto-Rooter	8,729	8,289	8,509
Total	27,209	27,189	26,482
Corporate	2,290	1,854	1,420
Total depreciation and amortization	$29,499	$29,043	$27,902